Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Columbia Seligman Global Technology Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		44.48%	24.48%	22.54%
Columbia Seligman Global Technology Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent		51.15%	25.02%	22.35%
Columbia Seligman Global Technology Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		53.68%	26.27%	23.58%
Columbia Seligman Global Technology Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent		53.75%	26.34%	23.66%
Columbia Seligman Global Technology Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent	[1]	53.80%	26.40%	23.65%
Columbia Seligman Global Technology Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		52.88%	25.64%	22.96%
Columbia Seligman Global Technology Fund - Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[2]	53.67%	26.03%	23.31%
Without Sales Load [Member] | Columbia Seligman Global Technology Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		53.28%	25.96%	23.27%
Without Sales Load [Member] | Columbia Seligman Global Technology Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent		52.15%	25.02%	22.35%
MSCI ACWI Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net)
Average Annual Return, Percent		22.64%	14.61%	11.31%
MSCI World Information Technology Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Information Technology Index (Net)
Average Annual Return, Percent		37.51%	23.09%	22.25%

[1]	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[2]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.